Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 34,599	£ 24,654
Financing cash flows	37,020	(3,951)
Changes in foreign exchange	438	(131)
Changes in fair values	109,720	(987)
Interest expense	6,226	4,596
Loss on modification	(9,547)
Adoption of IFRS 16 (Leases)		2,534
Gain on modification		(457)
Issuance of equity		(2,058)
Acquisition of subsidiary		10,689
Lease term reassessment		(290)
Settled during the year	(23,893)
Issuance of warrants	4,080
Reclassified to equity	(88,345)
Ending balance	70,298	34,599
Contingent consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	354
Changes in fair values		354
Settled during the year	(354)
Ending balance		354
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,904
Financing cash flows	(2,086)	(2,212)
Changes in foreign exchange	438	(131)
Interest expense	1,085	1,314
Loss on modification	(9,547)
Adoption of IFRS 16 (Leases)		2,534
Acquisition of subsidiary		10,689
Lease term reassessment		(290)
Ending balance	1,794	11,904
Bank loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,512	19,446
Financing cash flows	2,758	(1,739)
Changes in fair values		0
Interest expense	2,900	3,262
Gain on modification		(457)
Settled during the year	(23,412)
Ending balance		20,512
Novartis notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		2,038
Interest expense		20
Issuance of equity		(2,058)
Ending balance	3,196
Warrant liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	131	1,005
Changes in fair values	46,691	(874)
Settled during the year	(127)
Issuance of warrants	4,080
Ending balance	50,775	131
Deferred cash consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,654	2,131
Changes in fair values	(129)	(477)
Ending balance	1,525	1,654
Convertible loan notes –private placement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financing cash flows	36,330
Changes in fair values	63,158
Interest expense	1,803
Reclassified to equity	(88,345)
Ending balance	12,946
other [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	44	34
Financing cash flows	18
Changes in fair values		10
Ending balance	£ 62	£ 44